UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2017 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2017

	Shares	Value
Common Stocks - 93.1%
Consumer Discretionary - 20.7%
Extended Stay America, Inc.	365,580	$6,946,020
Murphy USA, Inc.*	226,527	18,203,710
Polaris Industries, Inc.[1]	143,596	17,804,468
Tenneco, Inc.	253,671	14,849,900
Thor Industries, Inc.	102,523	15,452,267
Total Consumer Discretionary		73,256,365
Consumer Staples - 10.0%
Darling Ingredients, Inc.*	1,278,291	23,175,416
Sanderson Farms, Inc.	87,602	12,157,405
Total Consumer Staples		35,332,821
Energy - 5.2%
Newfield Exploration Co.*	575,623	18,149,393
Health Care - 9.0%
Centene Corp.*	139,550	14,077,804
Hill-Rom Holdings, Inc.	211,557	17,832,140
Total Health Care		31,909,944
Industrials - 40.0%
Actuant Corp., Class A	612,303	15,491,266
Aegion Corp.*	313,886	7,982,121
AGCO Corp.	197,167	14,083,639
The Brink’s Co.	236,261	18,593,741
Clean Harbors, Inc.*	354,597	19,219,157
Dycom Industries, Inc.*	72,544	8,083,578
Federal Signal Corp.	850,825	17,093,074
Nordson Corp.	36,287	5,312,417
The Timken Co.	361,333	17,759,517
Trinity Industries, Inc.	474,077	17,758,924
Total Industrials		141,377,434
Information Technology - 8.2%
Broadridge Financial Solutions, Inc.	171,111	15,499,234
Diebold Nixdorf, Inc.[1]	831,347	13,592,524
Total Information Technology		29,091,758
Total Common Stocks (Cost $242,365,262)		329,117,715

	Principal Amount	Value
Short-Term Investments - 13.5%
Joint Repurchase Agreements -5.4%[2]
Cantor Fitzgerald Securities, Inc., dated 12/29/17, due 01/02/18, 1.410% total to be received $4,545,094 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 01/31/18 - 06/20/63, totaling $4,635,270)	$4,544,382	$4,544,382
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.430% total to be received $4,545,104 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 01/11/18 - 12/01/51, totaling $4,635,270)	4,544,382	4,544,382
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.380% total to be received $4,545,079 (collateralized by various U.S. Government Agency Obligations, 0.000% -0.375%, 05/15/18 - 08/15/46, totaling $4,635,308)	4,544,382	4,544,382
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/29/17, due 01/02/18, 1.400% total to be received $956,098 (collateralized by various U.S. Government Agency Obligations, 1.875% -2.750%, 07/31/22 - 08/15/42, totaling $975,068)	955,949	955,949
State of Wisconsin Investment Board, dated 12/29/17, due 01/02/18, 1.630% total to be received $4,545,205 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/19 - 02/15/46, totaling $4,670,578)	4,544,382	4,544,382
Total Joint Repurchase Agreements		19,133,477

	Shares
Other Investment Companies - 8.1%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 1.25%[3]	28,422,876	28,422,876
Total Short-Term Investments (Cost $47,556,353)		47,556,353
Total Investments - 106.6% (Cost $289,921,615)		376,674,068
Other Assets, less Liabilities - (6.6)%		(23,185,525)
Net Assets - 100.0%		$353,488,543

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $18,298,850 or 5.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$329,117,715	—	—	$329,117,715
Short-Term Investments
Joint Repurchase Agreements	—	$19,133,477	—	19,133,477
Other Investment Companies	28,422,876	—	—	28,422,876

Total Investments in Securities	$357,540,591	$19,133,477	—	$376,674,068

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of December 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2017

	Shares	Value
Common Stocks - 94.5%
Consumer Discretionary - 22.7%
Extended Stay America, Inc.	1,561,542	$29,669,298
Hanesbrands, Inc.[1]	1,782,318	37,268,269
Murphy USA, Inc.*	491,455	39,493,324
Polaris Industries, Inc.[1]	310,365	38,482,156
Thor Industries, Inc.	221,520	33,387,495
Total Consumer Discretionary		178,300,542
Consumer Staples - 6.4%
Darling Ingredients, Inc.*	2,774,451	50,300,796
Energy - 5.1%
Newfield Exploration Co.*	1,266,524	39,933,502
Health Care - 5.4%
Centene Corp.*	422,464	42,618,168
Industrials - 32.7%
AGCO Corp.	444,585	31,756,707
The Brink’s Co.	200,624	15,789,109
Clean Harbors, Inc.*	788,682	42,746,564
Dycom Industries, Inc.*	159,603	17,784,562
Flowserve Corp.	759,414	31,994,112
IDEX Corp.	249,949	32,985,769
The Timken Co.	851,673	41,859,728
Trinity Industries, Inc.	1,125,680	42,167,973
Total Industrials		257,084,524
Information Technology - 17.1%
Broadridge Financial Solutions, Inc.	367,027	33,245,306
CommScope Holding Co., Inc.*	414,834	15,693,170
Diebold Nixdorf, Inc.[1]	1,256,147	20,538,004
Knowles Corp.*	1,856,734	27,219,720
The Western Union Co.	1,997,403	37,970,631
Total Information Technology		134,666,831
Materials - 3.1%
WestRock Co.	382,717	24,191,510
Utilities - 2.0%
OGE Energy Corp.	478,004	15,731,112
Total Common Stocks (Cost $621,262,900)		742,826,985

	Principal Amount	Value
Short-Term Investments - 11.8%
Joint Repurchase Agreements - 6.8%[2]
Cantor Fitzgerald Securities, Inc., dated 12/29/17, due 01/02/18, 1.410% total to be received $12,593,667 (collateralized by various U.S. Government Agency Obligations, 0.000% -8.500%, 01/31/18 - 06/20/63, totaling $12,843,528)	$12,591,694	$12,591,694
Daiwa Capital Markets America, dated 12/29/17, due 01/02/18, 1.430% total to be received $12,593,695 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 01/11/18 - 12/01/51, totaling $12,843,528)	12,591,694	12,591,694
HSBC Securities USA, Inc., dated 12/29/17, due 01/02/18, 1.380% total to be received $12,593,625 (collateralized by various U.S. Government Agency Obligations, 0.000% -0.375%, 05/15/18 - 08/15/46, totaling $12,843,635)	12,591,694	12,591,694
Jefferies LLC, dated 12/29/17, due 01/02/18, 1.500% total to be received $2,649,210 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.750%, 09/13/18 -04/30/22, totaling $2,701,745)	2,648,769	2,648,769
State of Wisconsin Investment Board, dated 12/29/17, due 01/02/18, 1.630% total to be received $12,593,974 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/19 - 02/15/46, totaling $12,941,360)	12,591,694	12,591,694
Total Joint Repurchase Agreements		53,015,545
	Shares
Other Investment Companies - 5.0%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 1.25%[3]	39,460,685	39,460,685
Total Short-Term Investments (Cost $92,476,230)		92,476,230
Total Investments - 106.3% (Cost $713,739,130)		835,303,215
Other Assets, less Liabilities - (6.3)%		(49,741,415)
Net Assets - 100.0%		$785,561,800

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $50,748,831 or 6.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$742,826,985	—	—	$742,826,985
Short-Term Investments
Joint Repurchase Agreements	—	$53,015,545	—	53,015,545
Other Investment Companies	39,460,685	—	—	39,460,685

Total Investments in Securities	$782,287,670	$53,015,545	—	$835,303,215

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of December 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2017

	Shares	Value
Common Stocks - 86.4%
Consumer Discretionary - 19.4%
De’ Longhi S.P.A. (Italy)	4,658	$141,008
Extended Stay America, Inc. (United States)	6,257	118,883
Pendragon PLC (United Kingdom)	289,080	111,236
Polaris Industries, Inc. (United States)[1]	1,168	144,820
Tenneco, Inc. (United States)	2,244	131,364
Total Consumer Discretionary		647,311
Consumer Staples - 11.5%
Bakkafrost P/F (Faroe Islands)	4,380	185,607
Darling Ingredients, Inc. (United States)*	10,906	197,726
Total Consumer Staples		383,333
Energy - 5.2%
Newfield Exploration Co. (United States)*	5,436	171,397
Financials - 10.7%
American Express Co. (United States)	1,048	104,077
Bangkok Bank PCL (Thailand)	22,218	149,302
Discover Financial Services (United States)	1,336	102,765
Total Financials		356,144
Health Care - 5.1%
Centene Corp. (United States)*	1,683	169,781
Industrials - 27.5%
AGCO Corp. (United States)	1,696	121,145
Brenntag AG (Germany)	1,151	72,563
The Brink’s Co. (United States)	2,072	163,067
Bunzl PLC (United Kingdom)	3,720	103,937
Clean Harbors, Inc. (United States)*	3,201	173,494

	Shares	Value
Localiza Rent a Car, S.A. (Brazil)	17,385	$115,617
SKF AB, Class B (Sweden)	7,477	166,107
Total Industrials		915,930
Information Technology - 7.0%
Spectris PLC (United Kingdom)	2,256	75,522
The Western Union Co. (United States)	8,340	158,544
Total Information Technology		234,066
Total Common Stocks (Cost $2,442,551)		2,877,962

	Principal Amount
Short-Term Investments - 17.0%
Joint Repurchase Agreements - 3.4%[2]
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/29/17, due 01/02/18, 1.400% total to be received $113,353 (collateralized by various U.S. Government Agency Obligations, 1.875% -2.750%, 07/31/22 - 08/15/42, totaling $115,602)	$113,335	113,335

	Shares
Other Investment Companies - 13.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.18%[3]	454,342	454,342
Total Short-Term Investments (Cost $567,677)		567,677
Total Investments - 103.4% (Cost $3,010,228)		3,445,639
Other Assets, less Liabilities - (3.4)%		(113,310)
Net Assets - 100.0%		$3,332,329

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $108,615 or 3.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$573,323	$342,607	—	$915,930
Consumer Discretionary	647,311	—	—	647,311
Consumer Staples	197,726	185,607	—	383,333
Financials	356,144	—	—	356,144
Information Technology	158,544	75,522	—	234,066
Energy	171,397	—	—	171,397
Health Care	169,781	—	—	169,781
Short-Term Investments
Joint Repurchase Agreements	—	113,335	—	113,335
Other Investment Companies	454,342	—	—	454,342

Total Investment in Securities	$2,728,568	$717,071	—	$3,445,639

As of December 31, 2017, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$252,368	$(143,705)	$143,705	$(252,368)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

% of Long-Term
Country	Investments
Brazil	4.0
Faroe Islands	6.4
Germany	2.5
Italy	4.9
Sweden	5.8
Thailand	5.2
United Kingdom	10.1
United States	61.1

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND

AMG SOUTHERNSUN U.S. EQUITY FUND

AMG SOUTHERNSUN GLOBAL OPPORTUNITIES FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 27, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: February 27, 2018